State Street Bank and Trust Company

100 Summer Street, Floor 7

SUM0703

Boston, MA 02111

November 15, 2017

VIA ELECTRONIC TRANSMISSION

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:    The Glenmede Fund, Inc. (the “Registrant”)

          Registration Nos. 33-22884/811-05577

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, on behalf of the Registrant, please accept this letter as certification that the Registrant’s Quantitative U.S. Large Cap Value Equity Portfolio and Quantitative U.S. Small Cap Equity Portfolio Prospectus and Statement of Additional Information, each dated November 13, 2017, do not differ from those contained in Post-Effective Amendment No. 98, filed electronically on November 13, 2017, to the Registrant’s Registration Statement on Form N-1A.

Please do not hesitate to contact the undersigned at (617) 662-1741 if you have any questions regarding this filing.

Sincerely,

/s/ Bernard Brick

Bernard Brick